SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Receivables [Abstract]
Beginning balance	$ 93,450	$ 348,678
Reversal of allowance for credit loss	(41,786)	(258,432)
Write off	(34,538)
Foreign currency translation adjustments	2,872	3,204
Ending balance	$ 19,998	$ 93,450